Exhibit 99.1
Servicer’s Certificate
Drive 2007-2

Distribution Date	12/17/2007
Period No	4
Collection Period:	11/1/2007-11/30/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	4,732,327.11
Partial and Full Prepayments Received	3,239,891.61
Interest Payments Received	10,536,208.81
Interest Deposit for Repurchased Receivables	75,876.97
Other Amounts Received	26,024.55
Proceeds on Defaulted Receivables Prior to Charge Off	1,227,208.89
Recoveries on Previously Charged Off Receivables	14,808.83
Less Netted Expenses	20,004.88
Net Swap Receipts	0.00
Swap Termination Account	0.00
Repurchased Receivables	4,243,471.71
Interest on Collections Account	43.03
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		24,075,856.63

II. Principal
Beginning Original Pool Contracts	661,960,485.58
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		661,960,485.58
Principal Portion of Scheduled Payments	4,732,327.11
Principal Portion of Prepayments (partial and full)	3,239,891.61
Principal Portion of Repurchased Receivables	4,051,793.14
Principal Balance of Charged Off Receivables	2,517,961.36
Aggregate Amount of Cram Down Loss	37,125.54
Principal Distributable Amount	14,579,098.76
Ending Principal Balance		647,381,386.82

III. Distribution
1. Indenture Trustee Fee	4,964.70
2. Trust Collateral Agent	6,751.47
3. Owner Trustee Fee	291.67
4. Servicer or Successor Servicing Fee	1,654,901.21
5. Net Swap Payments Due Counterparty	99,907.24
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	423,968.49
b. Class A2 Interest	569,102.79
c. Class A3 Interest	1,788,216.64
7. Note Insurer Fee	106,170.00
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	12,756,711.42
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	2,567,201.13
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	4,097,669.87
Total Distribution Amount		24,075,856.63

Servicer’s Certificate
Drive 2007-2

Distribution Date	12/17/2007
Period No	4
Collection Period:	11/1/2007-11/30/2007
IV. Balance

Original Pool Total	685,714,287.66	Class A1 Pool Factor	0.67436
Beginning Pool Total	661,960,485.58	Class A2 Pool Factor	1.00000
Ending Pool Total	647,381,386.82	Class A3 Original Balance	1.00000

Original Note Total	600,000,000.00
Beginning Note Total	579,215,423.18
Ending Note Total	566,458,711.76

Class A1 Original Balance	103,000,000.00	Class A2 Original Balance	128,000,000.00
Class A1 Beginning Balance	82,215,423.18	Class A2 Beginning Balance	128,000,000.00
Class A1 Ending Balance	69,458,711.76	Class A2 Ending Balance	128,000,000.00

	369,000,000.00
Class A3 Beginning Balance	369,000,000.00
Class A3 Ending Balance	369,000,000.00

Note Insurer Reimbursement	0.00
V. Pool Information

	Beginning of Period	End of Period
Pool Balance	661,960,485.58	647,381,386.82
Wtd Avg Coupon	20.41%	20.41%
Wtd Avg Original Term	64.92	64.94
Wtd Avg Remaining Term	59.90	59.05
# Contracts	39,897	39,295
Account to Collector Ratio*	632	581

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	4,114	70,101,204.06	10.83%
61- 90 Days Delinquent	1,250	21,313,098.82	3.29%
91- 120 Days Delinquent	638	10,742,452.49	1.66%
Defaulted Receivables	1,240	20,311,432.55	3.14%
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	144	2,559,201.72
Vehicles Repossessed in Current Period	301	5,359,296.21
Repossessed Vehicles Sold in Current Period	58	1,040,514.69
Repossessed Vehicles Reinstated in Current Period	11	172,041.58
Repossessed Vehicle Adjustment in Current Period	64	1,114,679.15
Repossessed Inventory — End of Collection Period	312	5,591,262.51

Servicer’s Certificate
Drive 2007-2

Distribution Date	12/17/2007
Period No	4
Collection Period:	11/1/2007-11/30/2007

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	1,355,319.84
Recoveries on Previously Charged-Off Receivables	14,808.83
Expenses	0.00
Net Losses in Current Period	1,340,511.01
Recoveries on Repurchased Receivables	191,678.57
Cum. Net Losses to Date	1,718,160.69
Cum. Net Loss to (% of Pool)	0.25
Extension Count	378.00
Extension Balance	6,895,691.37
Modified Cumulative Net Loss	21,193,782.03
Modified Cumulative Net Loss to (% of Pool)	3.09

IX. Reserve Fund
Beginning of Reserve Balance	24,013,597.22
Letter of Credit	57,500,000.00
Reinvestment Income	78,781.94
Deposits	2,567,201.13
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	84,159,580.29	13.00%
Reserve Fund Requirement	84,159,580.29	13.00%
Cash Reserve	26,659,580.29	4.12%

X. Pre-Funding
Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate
Drive 2007-2

Distribution Date	12/17/2007
Period No	4
Collection Period:	11/1/2007-11/30/2007
XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected Security Interest			No	Average	Current Month	Previous Month	Previous Month

5. Both			No
(i) Average Delinquency Ratio (last 3 months)	Limit:	6.42		2.87	4.95	3.15	0.51
(ii) Modified Cumulative Net Loss	Limit:	7.29			3.09
6. Cumulative Net Loss Ratio	Limit:	7.29	No		0.25
7. Extension Ratio	Limit:	4.00	No	0.36	0.96	0.09	0.02
8. Master Servicer’s Tangible Net Worth	Limit:	N/A	No	N/A
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of Sponsor or Master Servicer			No
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Reserved			No
15. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer			No
16. Servicer Payment Default			No

				Average	Current Month	Previous Month	Previous Month
XII. Reserve Event
1. Delinquency	Limit:	6.42	No	2.87	4.95	3.15	0.51
2. Cumulative Net Loss	Limit:	5.96	No		0.25

XIII. Monthly Remittance Condition Satisfied			Yes

Santander Consumer USA Inc., as Servicer

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President
Date:	December 10, 2007

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